Loans and advances to clients (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Clients
With no Past- Due Balances or Less than 3 Months Past Due	R$ 23,036,735	R$ 12,885,506	R$ 12,966,813
With Balances Past Due by
3 to 6 Months	4,349,146	4,717,302	3,049,974
6 to 12 Months	9,536,043	6,866,628	4,798,859
12 to 18 Months	1,481,516	1,253,046	1,243,809
18 to 24 Months	315,987	659,702	607,527
More than 24 Months	504,408	541,129	509,056
Total	39,223,835	26,923,312	23,176,039
Debt Sector
Commercial and industrial	14,156,235	11,439,692	10,558,213
Real estate - Construction	1,057,989	470,115	456,130
Installment loans to individuals	23,999,266	14,996,152	12,144,238
Lease financing	10,345	17,353	17,458
Total	R$ 39,223,835	R$ 26,923,312	R$ 23,176,039